Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Amount of restricted net assets	¥ 136,029	$ 18,636
Percent of restricted net asset limit to net assets	25.00%	25.00%
Minimum [Member]
Percentage of annual after-tax profit required to allocate to the general reserve fund	10.00%
Percentage of annual after-tax profit required to allocate to the statutory surplus fund	10.00%
Maximum [Member]
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to general reserve fund	50.00%
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to statutory surplus fund	50.00%